Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2025
Cash and cash equivalents
Summary of cash and cash equivalents

	2025	2024
for the year ended 30 June	Rm	Rm
Cash and cash equivalents	38 423	42 967
Restricted cash and cash equivalents	2 627	2 416
	41 050	45 383
Bank overdraft	(1)	(121)
Per the statement of cash flows	41 049	45 262
Cash by currency
Rand	28 480	28 548
Euro	2 258	3 902
US dollar	9 023	11 859
Other currencies	1 288	953
	41 049	45 262